Short-term investments and Cash and Cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Short Term Investments and Cash and Cash Equivalents

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Short-term investments	—	—
Cash at bank and on hand	12 017	17 234

Total Short-term investments and Cash and cash equivalents	12 017	17 234